STOCK-BASED COMPENSATION - Vallon - 10-K - Schedule of Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation	$ 326	$ 0	$ 351	$ 0
Vallon Pharmaceuticals, Inc.
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation					$ 99	$ 626
Research and development
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation	0	0	0	0
Research and development | Vallon Pharmaceuticals, Inc.
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation					(202)	83
General and administrative
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation	$ 326	$ 0	$ 351	$ 0
General and administrative | Vallon Pharmaceuticals, Inc.
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation					$ 301	$ 543